1933 Act No. 333-36019
                                                       1940 Act No. 811-08365


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 11                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 11                                                       [X]


                       EVERGREEN SELECT FIXED INCOME TRUST
                 (Exact Name of Registrant as Specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on February 1, 1999 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                       EVERGREEN SELECT FIXED INCOME TRUST

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 11 TO
                         REGISTRATION STATEMENT ON FORM N-1A

    This Post-Effective Amendment No. 11 to Registrant's Registration Statement No.333-36019/811-08365 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith:

                                  Facing Sheet

                                  Contents Page


                                     PART A
                                     ------

             Prospectus for Class A, Class B and Class C shares of Evergreen Select Adjustable Rate Fund is contained herein.

   Prospectus for the Institutional shares and Institutional Service shares of
      Evergreen Select Fixed Income Fund II is contained in Post-Effective Amendment No. 10 to Registration Statement No. 333-36019/811-08365 filed on
           February 25, 2000 and is incorporated by reference herein.

        Prospectus for the Institutional shares and Institutional Service shares of Evergreen Select Adjustable Rate Fund, Evergreen Select Core Bond Fund, Evergreen Select Fixed Income Fund, Evergreen Select High Yield Bond
     Fund, Evergreen Select Income Plus Fund, Evergreen Select Intermediate
      Term Municipal Bond Fund, Evergreen Select International Bond Fund,
       Evergreen Select Limited Duration Fund and Evergreen Select Total
            Return Bond Fund is contained in Post-Effective Amendment
        No. 9 to Registration Statement No. 333-36019/811-08365 filed on
         January 28, 2000 and is incorporated by reference herein.



                                     PART B
                                     ------

      Statement of Additional Information for Evergreen Select Fixed Income
           Fund II is contained in Post-Effective Amendment No. 10 to
            Registration Statement No. 333-36019/811-08365 filed on
           February 25, 2000 and is incorporated by reference herein.

 Statement of Additional Information for Evergreen Select Adjustable Rate Fund,
      Evergreen Select Core Bond Fund, Evergreen Select Fixed Income Fund, Evergreen Select High Yield Bond Fund, Evergreen Select Income Plus Fund,
       Evergreen Select Intermediate Term Municipal Bond Fund, Evergreen
     Select International Bond Fund, Evergreen Select Limited Duration Fund
           and Evergreen Select Total Return Bond Fund is contained in
            Post-Effective Amendment No. 9 to Registration Statement
                No. 333-36019/811-08365 filed on January 28, 2000
                    and is incorporated by reference herein.




                                     PART C
                                     ------

                                    Exhibits

                                 Idemnification

              Business and Other Connections of Investment Advisors

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART A

                                   PROSPECTUS

Evergreen Select Fixed Income Funds


Evergreen Select Adjustable Rate Fund

Class A
Class B
Class C

Prospectus, May 15, 2000

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.


FUND RISK/RETURN SUMMARY:

Overview of Fund Risks                           1
Evergreen Select Adjustable Rate Fund            2



GENERAL INFORMATION:
The Fund's Investment Advisor                    4
The Fund's Portfolio Manager                     4
Calculating the Share Price                      4
How to Choose an Evergreen Fund                  4
How to Choose the Share Class
That Best Suits You                              4
How to Buy Shares                                7
How to Redeem Shares                             8
Other Services                                   9
The Tax Consequences of
Investing in the Fund                            9
Fees and Expenses of the Fund                   10
Other Fund Practices                            11





In general, the Fund seeks to provide investors with a high level of current income consistent with a low volatility of principal. The Fund emphasizes investments in adjustable rate, mortgage-backed and other mortgage-related securities, and U.S. government obligations. As of the date of this prospectus, Classes A, B and C are not yet available. It is expected that these classes will be available for sale on or about July 21, 2000.

Fund Summary Key
The Fund's summary is organized around the following basic topics and questions:

Investment Goal
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

Expenses
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             OVERVIEW OF FUND RISKS


Select Adjustable Rate Fund
typically relies on the following strategies:
o normally investing up to 65% of its total assets in mortgage-backed securities or other securities collateralized by or representing an interest in a pool of mortgages;

o investing up to 35% of its assets in obligations of the U.S. government, its agencies or instrumentalities; and

o selling a portfolio investment when the issuer's investment fundamentals begin to deteriorate, to take advantage of more attractive yield opportunities, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the portfolio manager deems necessary.



may be appropriate for investors who:

o seek a high level of current income consistent with low volatility of principal.



Following this overview, you will find information on the Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds
Please remember that mutual fund shares are:
o  not guaranteed to achieve their investment goal
o  not a deposit with a bank
o  not insured, endorsed or  guaranteed by the FDIC or any  government  agency
o subject to investment risks, including possible loss of your original investment

Like most investments, your investment in the Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk
When interest rates go up, the value of debt securities tends to fall. Since your Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. When interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis.

Mortgage-Backed Securities Risk
Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Early repayment of mortgages underlying these securities may expose a Fund to a lower rate of return when it reinvests the principal.

Select Adjustable Rate Fund

FUND FACTS:

Goal:
   -  High Current Income
   -  Low Volatility

Principal Investments:
   -  Adjustable Rate Securities
   -  U.S. Government Obligations

Classes of Shares Offered in this Prospectus:
   - Class A
   - Class B
   - Class C

Investment Advisor:
   - Evergreen Investment Management Company

Portfolio Manager:
   - Gary E. Pzegeo, CFA

Dividend Payment Schedule:
   -  Monthly

[GRAPHIC OMITTED] Investment Goal

The Fund seeks a high level of current income consistent with low volatility of principal.

[GRAPHIC OMITTED]Investment Strategy

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund seeks to provide a relatively stable net asset value per share by investing primarily in adjustable rate securities, whose interest rates are periodically reset when market rates change. The average dollar weighted reset period of adjustable rate securities held by the Fund will not exceed one year. Normally the Fund invests at least 65% of its assets in mortgage-backed securities or other securities collateralized by or representing an interest in a pool of mortgages, which securities have interest rates that reset at periodic intervals and are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including collateralized mortgage obligations. The Fund may also invest up to 35% of its assets in obligations of the U.S.
government, its agencies or instrumentalities.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.


[GRAPHIC OMITTED]Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Mortgage-Backed Securities Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Institutional shares of the Fund in each calendar year since the Institutional shares' inception on 10/1/1991. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Institutional Shares (%)*
---------- -------- -------- -------- ------- -------- -------- --------
1992       1993     1994     1995     1996    1997     1998     1999
---------- -------- -------- -------- ------- -------- -------- --------
---------- -------- -------- -------- ------- -------- -------- --------
4.13%      5.37%    1.06%    8.67%    6.92%   7.23%    4.81%    4.99%
---------- -------- -------- -------- ------- -------- -------- --------
Best Quarter:       1st Quarter 1995          +3.13%*
Worst Quarter:      2nd Quarter 1994          -0.26%*

Year-to-date total return through 3/31/2000 is +1.77%.*

This next table lists the Fund's average annual total return for the Institutional shares over the past one and five years and since inception (through 12/31/1999). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the 6-month Treasury Bill Index (6 mo. T-Bill), which is derived from secondary market interest rates as published by the Federal Reserve. The 6 mo. T-bill is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, six months from the rebalancing date. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. Average Annual Total Return (for the period ended 12/31/1999)*

             Inception                                Performance Since
          Date of Class   1 year   5 year   10 year   10/1/1991

Institutional
   shares      10/1/1991   4.99%    6.51%     N/A       5.45%
6 mo. T-Bill               4.80%    5.37%     N/A       4.81%

 * Since Class A, B and C shares have no previous operating history, the performance shown is for the Institutional shares which are not offered in this prospectus. The performance of each Class would differ only to the extent that the Classes do not have the same expenses or sales charges. Year-by-Year Total Return includes the effects of Rule 12b-1 fees, but not sales charges. These Rule 12b-1 fees are 0.21% for Class A, 1.00% for Class B and 1.00% for Class C. Institutional shares pay no 12b-1 fees. Average Annual Total Return includes the effects of both applicable sales charges and Rule 12b-1 fees. The sales charge for Class A is 3.25% and the deferred sales charge for Class B and Class C is 1.00%. Institutional shares do not pay sales charges. If Class A, B and C shares had been in existence for the periods presented above, their total returns would have been lower.


EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder  Fees  (fees  paid  directly  from  your   investment)

Shareholder
Transaction Expenses                    Class A   Class B   Class C

Maximum sales charge imposed on         3.25%     None      None
purchases (as a % of offering price)

Maximum deferred sales charge           None(1)   5.00%     2.00%
(as a % of either  the redemption
amount or initial investment whichever
is lower)

(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

          Management   12b-1     Other      Total Fund
             Fees      Fees    Expenses Operating Expenses++
Class A      0.21%    0.21%#     0.28%         0.70%
Class B      0.21%     1.00%     0.28%         1.49%
Class C      0.21%     1.00%     0.28%         1.49%

+ Estimated for the fiscal period ending 9/30/2000.

++ The Fund's investment advisor has agreed to voluntarily waive the management fee and/or reimburse expenses for a period of two years beginning in July 2000 in order to limit Total Fund Operating Expenses to 0.70% for Class A, 1.49% for Class B and 1.49% for Class C.

# Restated to reflect current 12b-1 fees. The predecessor class of shares (Class A shares of Evergreen Capital Preservation and Income Fund) purchased after 1/1/1997 incurs a fee of 0.10%. Class A shares purchased prior to 1/1/1997 incur a 12b-1 fee of 0.25%. Class A shares of the Fund currently incur a fee of 0.10%. As a result, the Fund currently accrues a blended 12b-1 fee of 0.21%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in the Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses
                    Assuming Redemption at               Assuming
                    End of Period                      No Redemption
                ---------------------------          ----------------
                Class A   Class B  Class C           Class B  Class C
After 1 year     $391     $652     $352              $152     $152
After 3 years    $532     $771     $471              $471     $471
After 5 years    $686     $1,013   $813              $813     $813
After 10 years   $1,132   $1,453   $1,779            $1,453   $1,779

THE FUND'S INVESTMENT ADVISOR
The investment advisor manages the Fund's investments and supervises its daily business affairs. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $255 billion in consolidated assets as of 4/30/2000. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $12.7 billion in assets for 31 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 9/30/1999, the aggregate advisory fee paid by the Fund to EIMC was 0.12% of the Fund's average daily net assets.

THE FUND'S PORTFOLIO MANAGER
Gary E. Pzegeo, CFA, has been a Vice President and portfolio manager since 1997 and has been a portfolio manager of the Fund since April 1997. Mr. Pzegeo has been an investment professional at EIMC since 1990, becoming a senior research associate in 1994, an analyst in 1996, and a portfolio manager in 1997.


CALCULATING THE SHARE PRICE
The value of one share of the Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open, at 4 p.m. Eastern time or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by the Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND
When choosing an Evergreen Fund, you should:
o    Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus.
     He or she can also assist you through all phases of opening your account.
o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.


HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU
The Fund offers five different share classes: Institutional, Institutional Service, Class A, Class B and Class C shares. This prospectus offers Class A, Class B and Class C shares. Each class except Institutional and Institutional Service shares has its own sales charge. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

Class A
If you select Class A shares, you may pay a front-end sales charge of up to 3.25%, but you do not pay a deferred sales charge. In addition, Class A shares are subject to 12b-1 fees. The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

                  As a % of       As a %         Dealer
  Your           NAV excluding   of your      commission
Investment       sales charge   investment    as a % of NAV

  Up to $49,999       3.25%       3.36%          2.75%
  $50,000-$99,999     3.00%       3.09%          2.75%
  $100,000-$249,999   2.50%       2.56%          2.25%
  $250,000-$499,999   2.00%       2.04%          1.75%
  $500,000-$999,999   1.50%       1.52%          1.25%
  $1,000,000 and over 0.00%       0.00%      1.00 to 0.25%

Although no front-end sales charge applies to purchases of $1,000,000 and over, you will pay a 1.00% deferred sales charge if you redeem any such shares within 13 months of purchase.

Two ways you can reduce your Class A sales charges:
1. Rights of Accumulation allow you to combine your investment with all existing investments in all your Evergreen Fund accounts when determining whether you meet the threshold for a reduced Class A sales charge.

2. Letter of Intent. If you agree to purchase at least $50,000 over a 13-month period, you pay the same sales charge as if you had invested the full amount all at once. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Contact your broker or the Evergreen Service Company at 1-800-343-2898 if you think you may qualify for either of these services.

The Fund may also sell Class A shares at net asset value without a front-end or deferred sales charge to the Directors, Trustees, officers and employees of the Fund and the advisory affiliates of First Union Corporation, to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. (EDI), and to a bank or trust company acting as trustee for a single account.

Class B
If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to an additional expense, known as 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. The amount of the deferred sales charge depends on the length of time the shares were held, as shown below:

   Time  Held                                          Deferred  Sales  Charge
   Month of Purchase + First 12 Month Period                     5.00%
   Month of Purchase + Second 12 Month Period                    4.00%
   Month of Purchase + Third 12 Month  Period                    3.00%
   Month of Purchase + Fourth 12 Month Period                    3.00%
   Month of Purchase + Fifth 12 Month Period                     2.00%
   Month of Purchase + Sixth 12 Month Period                     1.00%
   Thereafter                                                    0.00%
   After 7 years                                          Converts to Class A
   Dealer Allowance                                              4.00%

The maximum deferred sales charge will be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Class C
Like Class B shares, you do not pay a front-end sales charge on Class C shares. However, you may pay a deferred sales charge if you redeem your shares within two years after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fees paid by Class C shares continue for the life of the account.

The maximum amount of the deferred sales charge depends on the length of time the shares were held, as shown below:


   Time Held                                           Deferred Sales Charge
   Month of Purchase + First 12 Month Period                2.00%
   Month of Purchase + Second 12 Month Period               1.00%
   Thereafter                                               0.00%
   Dealer Allowance                                         2.00%

The maximum deferred sales charge will be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Waiver of Class B or Class C Deferred  Sales  Charges

You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:

o When the shares were purchased through reinvestment of dividends/capital gains
o Death or  disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA
o Automatic IRA withdrawals if your age is at least 59 1/2
o Automatic  withdrawals  of up to 1.0% of the account  balance per month
o Loan proceeds and  financial  hardship  distributions  from a retirement plan
o Returns of excess contributions or excess deferral amounts made to a retirement plan participant


Calculating the Deferred Sales Charge
If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the deferred sales charge a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the deferred sales charge and/or shares held the longest, in that order. The deferred sales charge on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to EDI or its predecessor.

HOW TO BUY SHARES

Evergreen Funds' low investment minimums make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.

Minimum Investments
                                   Initial     Additional
  Regular Accounts                 $1,000         None
  IRAs                              $250          None
  Systematic Investment Plan         $50           $25

Method               Opening an Account                                            Adding to an Account
By Mail or through   o        Complete and sign the account application.           o        Make your check payable to
an Investment        o        Make the check payable to Evergreen Funds.                     Evergreen Funds
Professional         o        Mail the application and your check to the address   o        Write a note specifying:
                              below:                                                  -        The Fund name
                              Evergreen Service Company    Overnight Address:         -        Share class
                              P.O. Box 2121                                           -        Your account number
                              Boston, MA  02106-2121       Evergreen Service Company  -        The name(s) in which the account is
                                                           200 Berkeley St.                   registered.
                                                           Boston, MA  02116-5039  o       Mail to the address to the left or
                                                                                            deliver to your investment
                     o        Or deliver them to your investment representative           representative
                             (provided he or she has a broker-dealer arrangement
                              with EDI.)

By Phone             o      Call 1-800-343-2898 to set up an account number        o      Call the Evergreen Express Line at
                            and get wiring instructions (call before 12 noon if           1-800-346-3858 24 hours a day or
                            you want wired funds to be credited that day).                1-800-343-2898 between 8 a.m. and 6
                     o      Instruct your bank to wire or transfer your                 p.m. Eastern time, on any business
                            purchase (they may charge a wiring fee).                      day.
                     o      Complete the account application and mail to:          o      If your bank account is set up on
                            Evergreen Service Company    Overnight Address:               file, you can request either:
                            P.O. Box 2121                Evergreen                     -  Federal Funds Wire (offers
                                                            Service Company               immediate access to funds) or
                            Boston, MA  02106-2121       200 Berkeley St.              -  Electronic transfer through the
                                                         Boston, MA  02116-5039           Automated Clearing House which avoids
                                                                                          wiring fees.
                     o      Wires received after 4 p.m. Eastern time on market
                            trading days will receive the next market day's
                            closing price.*

By Exchange          o      You can make an additional  investment by exchange from an existing Evergreen Funds account by contacting your investment representative or calling the Evergreen Express Line at 1-800-346-3858.**
                     o      You can only exchange shares within the same class.
                     o      There is no sales charge or redemption fee when exchanging funds within the Evergreen Funds family.***
                     o      Orders placed  before 4 p.m.  Eastern time on market trading days will receive that day's closing share price  (if not,  you will  receive  the next  market day's closing price).*
                     o      Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.
                     o      Exchanges   between   accounts  which do not  have identical  ownership  must be made in writing with a signature guarantee (see "Exceptions: Redemption Requests That Require A Signature  Guarantee" on the
                            next page).

Systematic           o      You can transfer money automatically from your bank account         o  To establish automatic
Investment Plan             into your Fund account on a monthly basis.                             investing for an existing
(SIP)                o      Initial investment minimum is $50 if you invest at least $25           account, call
                            per month with this service.                                           1-800-343-2898 for an
                     o      To enroll, check off the box on the account application and            application.
                            provide:                                                            o  The minimum is $25 per
                       -      Your bank account information                                        month or $75 per quarter.
                       -      The amount and date of your monthly investment.                   o  You can also establish
                                                                                                   an investing program
                                                                                                   through direct deposit
                                                                                                   from your paycheck. Call
                                                                                                   1-800-343-2898 for details.

* The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.

** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and/or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

***This does not apply to exchanges from Class A shares of an Evergreen money market fund.


HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

Methods           Requirements
Call Us           o   Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or 1-800-343-2898 between 8 a.m.
                      and 6 p.m. Eastern time, on any business day.
                  o   This service must be authorized  ahead of time,  and is only available for regular  accounts.**
                  o   All  authorized  requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. will be processed the following business day.*
                  o   We can either:
                      -  wire the proceeds into your bank account (service charges may apply)
                      -  electronically  transmit  the  proceeds  into your bank account via the  Automated  Clearing
                         House service
                      -  mail you a check.
                  o    All  telephone  calls are recorded  and/or  monitored for your  protection.  We are not  responsible for acting on  telephone orders we believe are genuine.
                  o    See  "Exceptions:  Redemption  Requests  That  Require  A Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

Write Us          o    You can mail a redemption request to:
                           Evergreen Service Company  Overnight  Address:
                           P.O. Box 2121              Evergreen Service Company
                           Boston, MA  02106-2121     200 Berkeley St.
                                                      Boston, MA  02116-5039
                  o    Your letter of instructions must:
                       - list the Fund name and the account number
                       - indicate the number of shares or dollar value you wish to redeem
                       - be signed by the registered owner(s)
                  o    See  exceptions  list  below  for  requests  that  must  be signature guaranteed.
                  o    To  redeem  from an IRA or other  retirement  account,  call 1-800-343-2898 for a special application.

Redeem  Your      o    You  may  also  redeem   your  shares   through   participating broker-dealers  by  delivering a letter as
Shares in Person       described  above to your broker-dealer.
                  o    A fee may be charged for this service.

Systematic        o    You can transfer  money  automatically  from your Fund account on a monthly or quarterly basis
Withdrawal             without redemption fees.
Plan (SWP)        o    The withdrawal can be mailed to you, or deposited directly into your bank account.
                  o    The minimum is $75 per month.
                  o    The maximum is 1% of your account per month or 3% per quarter.
                  o    To enroll, call 1-800-343-2898 for an application.

* The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The
Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.

** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and/or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

Timing of Proceeds

Normally,  we will
send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee.

The following circumstances require signature  guarantees:
o  You are redeeming  more than  $50,000.
-  You want the proceeds  transmitted  into a bank  account not listed on the  account.     Who Can Provide A Signature
o  You want the  proceeds  payable to anyone  other than the registered owner(s) of         Guarantee:
     the account.                                                                           o        Commercial Bank
o    Either your address or the address of your bank account has been changed within        o        Trust Company
     30 days.                                                                               o        Savings Association
o    The account is registered in the name of a fiduciary corporation or any other          o        Credit Union
     organization.                                                                          o        Member of a U.S. stock
                                                                                                     exchange
In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document



OTHER SERVICES

Evergreen Express Line
(800) 346-3858
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find the Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges
Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price. This is the Fund's net asset value, also sometimes referred to as the Fund's "NAV."


THE TAX CONSEQUENCES OF INVESTING IN THE FUND

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains) o On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. Otherwise, the Fund will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from interest that is not tax-exempt or from short-term capital gains, you will have to include them in your federal taxable income. The Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Fund.

Retirement Plans
You may invest in the Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), IRAs, 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages and potential sales charge waivers, contact your broker-dealer. To determine if a retirement plan may be appropriate for you, consult your tax advisor.


FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. Up to 0.75 % of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares are payable as 12b-1 fees. Class A shares of the Fund's predecessor purchased prior to 1/1/1997 incur a 12b-1 fee of 0.25%, and Class A shares purchased after 1/1/1997 incur a 12b-1 fee of 0.10%. As a result, the Fund accrues a blended 12b-1 fee of 0.21%. However, currently the 12b-1 fees for Class A shares of the Fund are limited to 0.10% of the average daily net assets of the class. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the initial sales charge of Class A shares. The purpose of 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to the broker-dealer for additional shareholder services.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; 2) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.0%; and 3) the Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.


OTHER FUND PRACTICES
The Fund may invest in a variety of derivative instruments. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives.

The Fund may invest in futures and options, which are forms of derivatives. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates, to adjust the portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income.
Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.


Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

Evergreen Funds

Money Market
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

Tax Advantaged
Connecticut  Municipal  Bond Fund
Florida High Income  Municipal Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
High Grade Municipal Bond Fund
Maryland  Municipal Bond Fund
Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina  Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
Short-Intermediate  Municipal Fund
South Carolina Municipal Bond Fund
Tax-Free High Income Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Diversified Bond Fund
High Income Fund
High Yield Bond Fund
Intermediate Term Bond Fund
Quality Income Fund
Select Adjustable Rate Fund
Short-Duration Income Fund
Strategic Income Fund
U.S. Government Fund

Balanced
Balanced Fund
Capital Balanced Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth & Income
Blue Chip Fund
Equity Income Fund
Growth and Income Fund
Income and Growth Fund
Select Equity Index Fund
Small Cap Value Fund
Utility Fund
Value Fund

Domestic Growth
Aggressive Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Masters Fund
Omega Fund
Select  Special  Equity Fund
Small  Company  Growth Fund
Stock Selector Fund
Strategic Growth Fund
Tax Strategic Equity Fund

Global International
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com

1.  Evergreen Express Line
     Call 1-800-346-3858
     24 hours a day to
     o check your account
     o order a statement
     o get a Fund's current price, yield and
       total return
     o buy, redeem or exchange Fund shares

2.  Investor Services
     Call 1-800-343-2898
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time to
     o buy, redeem or exchange shares
     o order applications
     o get assistance with your account

3.   Information   Line  for  Hearing  and  Speech   Impaired   (TTY/TDD)   Call
     1-800-343-2888 Monday through Friday, 8 a.m. to 6 p.m. Eastern time

4.  Write us a letter
     Evergreen Service Company
     P.O. Box 2121
     Boston, MA  02106-2121
     o to buy, redeem or exchange shares
     o to change the registration on your account
     o for general correspondence

5.   For express, registered or certified mail:
     Evergreen Service Company
     200 Berkeley Street
     Boston, MA  02116-5039

6.   Visit us on-line:
     www.evergreen-funds.com

7.   Regular communications you will receive:
     Account Statements -- You will receive quarterly statements for each Fund you invest in.

     Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

     Annual and Semi-annual reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

     Tax Forms -- Each January you will receive any Fund tax information you need to include in your tax returns as well as the Evergreen Tax Information Guide.

     For More Information About the Fund, Ask for:

     The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.

     Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the Public Reference Room, call the SEC at 1-202-942-8090.



                     [LOGO OF EVERGREEN FUNDS APPEARS HERE]



                           Evergreen Distributor, Inc.

                                 90 Park Avenue

                            New York, New York 10016

                                                        SEC File No.: 811-08365


22077
                                                                      554336

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       EVERGREEN SELECT FIXED INCOME TRUST

                                     PART C

                                OTHER INFORMATION


Item 23.    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Item      Exhibits
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 17, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment
                                                                 No. 1 filed on November 17, 1997

(c)       Provisions of instruments defining the rights          Included as part of Exhibits 1 and 2
          of holders of the securities being registered          of Registrant's Pre-Effective Amendment
          are contained in the Declaration of Trust              No. 1 Filed on November 17, 1997
          Articles II, V, VI, VIII, IX and By-laws
          Articles II and VI

(d)(1)    Investment Advisory and Management Agreement           Incorporated by reference to Registrant's
          between the Registrant and First Union                 Post-Effective Amendment No. 3 filed on
          National Bank                                          June 30, 1998


(d)(2) Form of Investment Advisory and Management Agreement between the Registrant and Evergreen Investment
          Management Company (formerly known as Keystone
          Investment Management Company)

(d)(3)    Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between First Union National Bank            Registrant's Post-Effective Amendment
          and First International Advisers, Ltd. (formerly       No. 2 filed on June 8, 1998
          known as Analytic TSA International,Inc.)

(d)(4)    Investment Advisory and Management Agreement           Incorporated by reference to Registrant's
          between the Registrant and Tattersall                  Post-Effective Amendment No. 7 filed on
          Advisory Group, Inc.                                   June 18, 1999

(d)(5)    Sub-Advisory Agreement between First Union National    Incorporated by reference to Registrant's
          Bank and First International Advisers, Ltd.            Post-Effective Amendment No. 4 filed on December
                                                                 2, 1998

(d)(6)    Form of Investment Advisory and Management Agreement   Incorporated by reference to Registrant's
          between the Registrant and Mentor Investment           Post-Effective Amendment No. 8 filed on
          Advisors, LLC                                          August 17, 1999


(e)(1)    Principal Underwriting Agreement between the           Incorporated by reference to Registrant's
          Registrant and Evergreen Distributor, Inc.             Post-Effective Amendment No. 3 filed on June 30, 1998

(e)(2) Form of Distribution Agreement for Class A and Class C Shares (Evergreen Select Adjustable
          Rate Fund)

(e)(3)    Form of Distribution Agreement for Class B
          Shares (Evergreen Select Adjustable Rate Fund)

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment
                                                                 No. 1 filed on November 17, 1997

(g)       Custodian Agreement between the Registrant             Incorporated by reference to Registrant's
          and State Street Bank and Trust Company                Post-Effective Amendment No. 3 filed on June 30, 1998

(h)(1) Administration Agreement between the Registrant and Evergreen Investment Services, Inc.

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to Registrant's
          Registrant and Evergreen Service Company               Post-Effective Amendment No. 3 filed on June 30, 1998


(h)(3)    Form of Administration Agreement between the           Incorporated by reference to Registrant's
          Registrant and Evergreen Investment Services, Inc.     Post-Effective Amendment No. 8 filed on
          (10/15/99 Agreement)                                   August 17, 1999

(i)(1)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's Post-Effective
                                                                 Amendment No. 1 filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 8 filed on
                                                                 August 17, 1999

(j)(1)    Consent of PricewaterhouseCoopers LLP                  Incorporated by reference to Registrant's
          Select Fixed Income Funds                              Post-Effective Amendment No. 9 filed on
                                                                 January 28, 2000

(j)(2)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
          Select Fixed Income Funds                              Post-Effective Amendment No. 9 filed on
                                                                 January 28, 2000

(j)(3)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
          Select Fixed Income Fund II                            Post-Effective Amendment No. 10 filed on
                                                                 February 25, 2000
(k)       Not applicable

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan for the                        Incorporated by reference to Registrant's
          Institutional Service Shares                           Post-Effective No. 3 filed on June 30, 1998

(m)(2)    Form of Distribution Plan for Class A
          Shares (evergreen Select Adjustable Rate Fund)

(m)(3)    Form of Distribution Plan for Class B
          Shares (evergreen Select Adjustable Rate Fund)

(m)(4)    Form of Distribution Plan for Class C
          Shares (evergreen Select Adjustable Rate Fund)

(n)       Not applicable

(o)       Multiple Class Plan

(p)       Code of Ethics


Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and ommissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.

Item 26.       Business or Other Connections of Investment Advisor.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

G. Kennedy Thompson                President, First Union Corporation;
                                   President, First Union National Bank

Mark C. Traenor                    Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The information required by this item with respect to Mentor Investment Advisors, LLC is incorporated by reference to the Form ADV (File No. 801-40384) of Mentor Investment Advisors, LLC.

     The information required by this item with respect to Tattersall Advisory Group, Inc. and is incorporated by reference to the Form ADV (File No.801-53633) of Tattersall Advisory Group, Inc.

     The information required by this item with respect to Evergreen Investment Management Company is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company

     The information required by this item with respect to First International Advisers, Ltd. is incorporated by reference to the Form ADV (File No. 801-42427) of First International Advisers, Ltd.

Item 27.       Principal Underwriters.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "Fund Complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

Maryann Bruce                      President

Kevin J. Dell                      Vice President, General Counsel and Secretary


     All of the above persons are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10016.

     The Registrant has not paid, directly or indirectly, any commissions or other compensation to the principal underwriter in the last fiscal year.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Evergreen Investment Management Company (formerly known as Keystone Investment Management Company), all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     First International Advisers, Ltd., 25/28 Old Burlington Street, London W1X 1LB, England

     Mentor Investment Advisors, LLC, 901 East Byrd Street, Richmond, Virginia 23219

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 15th day of May, 2000.

                                         EVERGREEN SELECT FIXED INCOME TRUST

                                         By: /s/ Carol Kosel
                                             -----------------------------
                                             Name:  Carol Kosel
                                             Title: Treasurer


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of May, 2000.

/s/ William E. Ennis                    /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William E. Ennis                        Laurence B. Ashkin*               Charles A. Austin III*
President (Principal                    Trustee                           Trustee
  Financial and Accounting Officer)

/s/ Arnold H. Dreyfuss                  /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------            -------------------------         ----------------------------------
Arnold H. Dreyfuss*                     K. Dun Gifford*                   William Walt Pettit*
Trustee                                 Trustee                           Trustee


/s/ Gerald M. McDonnell                 /s/ Thomas L. McVerry             /s/ Louis M. Moelchert, Jr.
-------------------------------         -----------------------------     -------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                Louis M. Moelchert, Jr.*
Trustee                                 Trustee                           Trustee


/s/ Michael S. Scofield                 /s/ David M. Richardson           /s/ Russell A. Salton, III MD
--------------------------------        ------------------------------    -------------------------------
Michael S. Scofield*                    David M. Richardson*              Russell A. Salton, III MD*
Chairman of the Board                   Trustee                           Trustee
and Trustee

/s/ Leroy Keith, Jr.                    /s/ Richard J. Shima              /s/ Richard K. Wagoner
--------------------------------        ------------------------------    ---------------------------
Leroy Keith, Jr.*                       Richard J. Shima*                 Richard K. Wagoner*
Trustee                                 Trustee                           Trustee

*By: /s/ Catherine Foley
-------------------------------
Catherine Foley
Attorney-in-Fact


     *Catherine Foley, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS

Exhibit
Letter         Exhibit
-------        -------
(d)(2)         Investment Advisory and Management Agreement
               between the Registrant and Evergreen Investment
               Management Company (formerly known as Keystone
               Investment Management Company)

(e)(2) Form of Distribution Agreement for Class A and Class C Shares (Evergreen Select Adjustable
               Rate Fund)

(e)(3)         Form of Distribution Agreement for Class B
               Shares (Evergreen Select Adjustable Rate Fund)

(h)(1) Administration Agreement between the Registrant and Evergreen Investment Services, Inc.

(m)(2)         Form of Distribution Plan for Class A
               Shares (Evergreen Select Adjustable Rate Fund)

(m)(3)         Form of Distribution Plan for Class B
               Shares (Evergreen Select Adjustable Rate Fund)

(m)(4)         Form of Distribution Plan for Class C
               Shares (Evergreen Select Adjustable Rate Fund)

(o)            Multiple Class Plan

(p)            Code of Ethics